Income taxes - Income tax reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income taxes
Income before income taxes	$ 6,816	$ 7,829	$ 7,984
Statutory rates (as a percent)	34.00%
Income taxes at statutory rates	$ (2,317)	(2,662)	(2,715)
Adjustments that affect the basis of taxes:
Income tax benefit from interest on stockholders' equity	873	728	87
Tax incentives	576	372	344
Equity results	104	35	107
Additions (reversals) of tax loss carryforward	1,510	99	(273)
Unrecognized tax losses of the year	(458)	(432)	(708)
Nondeductible effect of impairment	(24)	(43)	(97)
Others	(92)	408	474
Income taxes	$ 172	$ (1,495)	$ (2,781)